Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Income Statement [Abstract]
Revenues	$ 6,111,500	$ 10,345,500	$ 20,908,300	$ 25,953,200
Cost of revenues	(3,196,000)	(4,293,700)	(9,546,000)	(10,502,800)
Gross profit	2,915,500	6,051,800	11,362,300	15,450,400
Operating expenses:
Selling expenses	(2,632,200)	(6,437,900)	(10,465,300)	(18,501,000)
General and administrative expenses	(9,836,400)	(2,301,800)	(14,513,800)	(7,416,300)
Total operating expenses	(12,468,600)	(8,739,700)	(24,979,100)	(25,917,300)
Loss from operations	(9,553,100)	(2,687,900)	(13,616,800)	(10,466,900)
Other income (expenses):
Changes in fair value of digital assets	(1,293,700)		(1,274,700)	2,238,700
Share of equity income (loss)	300		(2,100)
Impairment of long-term investments		(546,000)		(770,800)
Changes in fair value of trading securities	(2,600)		(3,800)
Interest income, net	2,200	84,800	96,600	58,200
Other income (expenses), net	3,800	(5,600)	16,200	1,600
Total other (expenses) income, net	(1,290,000)	(466,800)	(1,167,800)	1,527,700
Loss from operations before income tax	(10,843,100)	(3,154,700)	(14,784,600)	(8,939,200)
Income tax (expenses) benefits	(800)	(400)	(1,400)	275,800
Net loss and comprehensive loss	(10,843,900)	(3,155,100)	(14,786,000)	(8,663,400)
Less: Net loss and comprehensive loss attributable to non-controlling interests		382,300		1,620,300
Net loss and comprehensive loss attributable to Mega Matrix Inc.’s stockholders	$ (10,843,900)	$ (2,772,800)	$ (14,786,000)	$ (7,043,100)
Loss per share:
Basic (in Dollars per share)	$ (0.21)	$ (0.08)	$ (0.37)	$ (0.23)
Diluted (in Dollars per share)	$ (0.21)	$ (0.08)	$ (0.37)	$ (0.23)
Weighted average shares used in loss per share computations:
Basic (in Shares)	50,955,828	39,207,664	40,349,627	37,176,920
Diluted (in Shares)	50,955,828	39,207,664	40,349,627	37,176,920